S-K 1602, SPAC Registered Offerings	Sep. 28, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 12 months from the closing of this offering to consummate our initial business combination (or up to 18 months from the closing of this offering if we extend the period of time to consummate a business combination, as described in more detail in this prospectus). In addition, after the closing of this offering, we may also hold a shareholder meeting to seek shareholders’ approval for an amendment to the then-existing memorandum and articles of association, as amended, to modify the amount of time or substance we have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity), provided that we provide the holders of public shares the opportunity to redeem their public shares in connection with such amendment
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
The Sponsor	1,543,000 Class B ordinary shares without the exercise of the over-allotment option, or 1,918,000 Class B ordinary shares if the over-allotment option is exercised in full, if at-risk capital investors purchase 500,000 private placement warrant packages and subscribe for 600,000 founder shares; or 2,143,000 Class B ordinary shares (or 2,518,000 if the over-allotment option is exercised in full) if they purchase none (1)	$16,679 after giving effect to the transfer of an aggregate of 357,000 founder shares to our officers and director nominees and up to 600,000 founder shares to the at-risk capital investors at the original purchase price. Our Sponsor paid $25,000 in the aggregate for 2,875,000 founder shares prior to such transfers.

	Up to 1,500,000 private placement warrant packages without the exercise of the over-allotment option; or up to 1,556,250 private placement warrant packages with the exercise of the over-allotment option, depending on the number purchased by the at-risk capital investors (2)(3)	$1,000,000 to $1,500,000, or $1.00 per private placement warrant package (without the exercise of over-allotment option); or $1,056,250 to $1,556,250, or $1.00 per private placement warrant package (with the exercise of over-allotment option)

	Up to $500,000, evidenced by a promissory note	Repayment of loans made to us by our Sponsor to cover offering-related and organizational expenses.

	$10,000 per month up to $120,000 (or $180,000 if the period to complete an initial business combination is extended in accordance with the second amended and restated memorandum and articles of association)	Office space, administrative and support services, until consummation of our business combination

	Up to $500,000 in working capital loans may be converted into private placement warrant packages at a price of $1.00 per private placement warrant package	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Up to $1,500,000 (or up to $1,725,000 if over-allotment option is exercised in part or in full) in loans to extend the period that we must complete an initial business combination from 12 months following the closing of the offering to up to 18 months following the closing of the offering in accordance with our second amended and restated memorandum and articles of association, evidenced by extension convertible notes to be repaid in cash or converted into extension packages at a price of $1.00 per private placement warrant package	Loan in support of our potential extension to allow additional time for us to complete an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
(1)	The number of founder shares held by our Sponsor after this offering depends on whether the underwriters’ over-allotment option is exercised (up to 375,000 founder shares are subject to forfeiture to the extent it is not) and on the number of founder shares subscribed for by the at-risk capital investors (1.2 founder shares for each private placement warrant package they purchase, up to 600,000). The 1,543,000 and 1,918,000 figures assume the at-risk capital investors subscribe for all 600,000 founder shares; the 2,143,000 and 2,518,000 figures assume they subscribe for none, in which case our Sponsor will retain those founder shares. All figures give effect to the transfer of an aggregate of 357,000 founder shares to our officers and director nominees.
(2)	The at-risk capital investors may purchase up to 500,000 private placement warrant packages on a best-efforts basis, regardless of whether the over-allotment option is exercised. The low end of each range assumes they purchase all 500,000 private placement warrant packages and the high end assumes they purchase none.
(3)	Our Sponsor has agreed to purchase any of the 500,000 private placement warrant packages not purchased by the at-risk capital investors. The maximum amounts shown assume no private placement warrant packages are purchased by the at-risk capital investors.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

Our Investment Focus and Value-Creation Strategy

We intend to leverage our management team’s combined expertise in cross-border operations, capital markets, and transformational leadership to identify and partner with a company positioned for accelerated growth through access to U.S. public markets.

While we may evaluate opportunities across multiple sectors and geographies, we are particularly interested in companies where our team’s specific experience can serve as a catalyst for value creation. We believe our competitive edge lies in identifying businesses that can benefit from one or more of the following:

Cross-Border Optimization: Target businesses with established operations in international markets that seek to enhance their global profile, corporate governance, and access to capital through a U.S. listing. Our team’s on-the-ground experience and networks can facilitate this complex transition.

Operational Enhancement and Scale: Companies with proven business models and strong unit economics that require strategic guidance, M&A execution capability, or operational expertise to scale efficiently. Members of our team have direct experience in growing revenues, improving profitability, and integrating acquisitions at both public and private companies.

Corporate Transformation and Governance: Businesses at an inflection point that would benefit from the strategic oversight, public company readiness, and capital allocation discipline that our directors and officers have implemented throughout their careers.

We will seek a target that we believe can achieve a public market valuation significantly higher than its private market valuation, with the trust capital serving as a foundation for growth. Our goal is not merely to complete a transaction, but to build a long-term partnership that creates sustainable shareholder value.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

We will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to redeem their public shares, regardless of whether they vote for or against, or abstain from voting on, the proposed business combination, for cash from the trust account in the amount equal to their pro rata portion of the aggregate amount then on deposit in the trust account (net of income taxes payable and up to $100,000 for liquidation expenses) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account (net of income taxes payable and up to $100,000 for liquidation expenses), in each case subject to the limitations described herein. Notwithstanding the foregoing, our founders have agreed, pursuant to written letter agreements with us, not to convert any ordinary shares held by them into their pro rata portion of the aggregate amount then on deposit in the trust account. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. If we so choose and we are legally permitted to do so, we will have the flexibility to avoid a shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of the SEC. In that case, we will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules.

We will have until 12 months from the closing of this offering to consummate an initial business combination. If we anticipate that we may not be able to consummate our initial business combination within 12 months from the closing of this offering, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 18 months to complete a business combination), provided that our Sponsor or its designee must deposit into the trust account for each three-month extension $750,000, or $862,500 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $1,500,000 or $1,725,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline. Our public shareholders will not be afforded an opportunity to vote on our extension of time to consummate an initial business combination from 12 months to up to 18 months described above or redeem their shares in connection with such extensions. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to our second amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us or necessary to pay our taxes, and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution, the public warrants will expire and will be worthless.

If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of income taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation. In the event of our liquidation and subsequent dissolution, the public warrants will expire and will be worthless.

If we cannot complete our initial business combination within the 12-month period, we may seek to further amend our then-existing second amended and restated memorandum and articles of association to extend the time period under which we may complete our initial business combination beyond 18 months. If we do not complete our initial business combination within the 12-month period, while we do not currently intend to seek shareholder approval to amend our second amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. As provided in our second amended and restated memorandum and articles of association, our second amended and restated memorandum and articles of association may be amended if approved by holders of at least two-thirds of such company’s issued and outstanding ordinary shares who attend and vote at a general meeting or by way of unanimous written resolution, and that our public shareholders shall be provided with the opportunity to redeem their public shares upon the approval of any such amendment, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of income taxes payable and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares. If we determine not to extend, or fail to obtain shareholder approval to extend the time period to consummate our initial business combination, and the time to consummate our initial business combination expires, the founder shares, including those held by our Sponsor, will be worthless. For more details of consequences to our Sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination”.

Pursuant to the Nasdaq listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account (excluding taxes payable on the income earned on the trust account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the trust account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from Nasdaq.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the trust account unless our board of directors cannot make such determination on its own. We are also not required to obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view unless the target is affiliated with our officers, directors, founders or their affiliates.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We expect that approximately $500,000 of net proceeds not held in the trust account will be available to us immediately following the closing of this offering. If the funds not held in the trust account are insufficient to meet our working capital needs, our Sponsor, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds from time to time or at any time in whatever amount they deem reasonable in their sole discretion. As a result, we currently do not have any plan to seek financing following the closing of this offering. We also understand that searching for and identifying target businesses, undertaking in-depth due diligence, negotiating an initial business combination and maintaining a public company will be expensive and associated with various fees, and in some situations the target company may request additional financing as a closing condition. Moreover, although we have not selected any specific business combination target, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrant packages. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.

We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our warrants will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third-party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels.

For further information, see “Risk Factors — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. Any such issuances would dilute the interest of our shareholders and likely present other risks”, and “Risk Factors — We may be unable to obtain additional financing to complete our initial business combination or to fund the operations and growth of a target business, which could compel us to restructure or abandon a particular business combination.
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Duration	18 months
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC, Securities Offered, Material Terms [Text Block]	Securities offered 7,500,000 units, at $10.00 per unit, each unit consisting of one Class A ordinary share, one warrant and one right. Each right entitles the holder thereof to receive one-seventh (1/7) of one Class A ordinary share upon consummation of our initial business combination, as described in more detail in this prospectus. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment. The warrants will become exercisable on the later of (i) 30 days after the consummation of our initial business combination and (ii) 12 months from the date the registration statement of which this prospectus forms a part is declared effective, and will expire five years after the consummation of our initial business combination, as described in more detail in this prospectus.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Net proceeds of $75,000,000 (or $86,250,000 if the over-allotment option is exercised in full) from this offering and the proceeds we will receive from the sale of the private placement warrant packages, or $10.00 per unit sold to the public in this offering (regardless of whether the over-allotment option is exercised) (which amount is less expenses of the offering plus the contributed value of the private placement warrant packages) will be placed in a United States-based trust account maintained by Continental Stock Transfer & Trust Company acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there can be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations, and, if applicable, up to $100,000 of interest to pay liquidation expenses (which interest shall be net of income taxes payable). Aside from these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our founders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion.  Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the holder’s discretion, up to $500,000 of the notes may be converted into working capital packages at a price of $1.00 per private placement warrant package, in addition to the convertible notes in connection with the potential extensions. These working capital packages would be identical to the private placement warrant packages sold in the private placement. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 75,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]

Manner of conducting redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and stock purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our second amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with such rules.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The difference between the public offering price per share of ordinary shares, after giving effect to the shares issuable upon exchange of the rights included in the units offered pursuant to this prospectus at the deemed offering price per share set forth in this prospectus and assuming no separate value is attributed to the warrants or private placement warrant packages, and the pro forma net tangible book value per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares. Each private placement warrant package purchased by an at-risk capital investor includes the right to subscribe for 1.2 founder shares at a nominal purchase price. Those founder shares are included in the founder-share amounts used in the dilution calculations below.

As of June 30, 2026, our net tangible book value was $(67,559), or approximately $(0.03) per share of ordinary shares. For purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed (i) the issuance of one-seventh (1/7) of a share for each right outstanding, as such issuance will occur upon a business combination without the payment of additional consideration and (ii) the number of ordinary shares included in the units offered hereby will be deemed to be 8,571,429 ordinary shares (consisting of 7,500,000 ordinary shares included in the units we are offering by this prospectus and 1,071,428 ordinary shares for the outstanding rights), or 9,857,143 ordinary shares (consisting of 8,625,000 ordinary shares and 1,232,142 ordinary shares for the outstanding rights) if the underwriters’ over-allotment option is exercised in full, and the price per share in this offering will be deemed to be $8.75. After giving effect to the sale of 7,500,000 ordinary shares included in the units we are offering by this prospectus (or 8,625,000 ordinary shares if the underwriters’ over-allotment option is exercised in full) and assuming the issuance of 1,071,428 ordinary shares upon the conversion of the rights included in the units (or 1,232,142 ordinary shares if the underwriters’ over-allotment option is exercised in full), the sale of the private placement warrant packages and estimated expenses of this offering, our pro forma net tangible book value at June 30, 2026, would have been $75,458,691 or $6.51 per share (or $86,708,691 or $6.52 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value of $6.54 per share (or $6.54 per share if the underwriters’ over-allotment option is exercised in full) to the initial shareholders and an immediate dilution of $2.24 per share, or 25.60% per share (or $2.23 per share, or 25.49% per share if the underwriters’ over-allotment option is exercised in full) to new investors not exercising their conversion/tender rights. In addition, each private placement warrant package purchased by an at-risk capital investor includes the right to subscribe for 1.2 founder shares at a nominal purchase price, up to 600,000 founder shares. Those up to 600,000 founder shares would represent 5.83% of the 10,300,000 ordinary shares outstanding immediately after this offering (assuming no exercise of the over-allotment option and including the 300,000 representative shares), while public shareholders would hold 7,500,000 ordinary shares, or 72.82%, after paying $75,000,000, or $10.00 per public share. If the over-allotment option is exercised in full, those 600,000 Founder Shares would represent 5.07% of the 11,845,000 ordinary shares then outstanding (including 345,000 representative shares). Because those founder shares may be subscribed for at a nominal cost in connection with the purchase of private placement warrant packages sold at $1.00 per package, public shareholders will experience immediate and substantial dilution. That dilution occurs whether the founder shares are held by the at-risk capital investors or retained by our Sponsor.

	Without Over-allotment	With Over-allotment
Public offering price	8.75	8.75
Net tangible book value before this offering	(0.03)	(0.02)
Increase attributable to public shareholders and private sales	6.54	6.54
Pro forma net tangible book value after this offering	6.51	6.52
Dilution to public shareholders	2.24	2.23
Percentage of dilution to public shareholders	25.60%	25.49%

In addition, the table below shows material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The table below assumes: Scenario A) 25% of the maximum number of our public shares are redeemed, Scenario B) 50% of the maximum number of our public shares are redeemed, Scenario C) 75% of maximum number of our public shares are redeemed, and Scenario D) the maximum number of our public shares are redeemed that would permit us to maintain net tangible assets of $5,000,001.

As of June 30, 2026
Without Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions (1)	Scenario B 50% of maximum redemptions (2)	Scenario C 75% of maximum redemptions (3)	Scenario D maximum redemptions (4)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	8.75	8.75	8.75	8.75
Pro forma net tangible book value per share, as adjusted*	5.84	4.84	3.22	1.10
Dilution to public shareholders	2.91	3.91	5.53	7.65
*	The pro forma net tangible book value per share after the offering is calculated as follows:
Numerator:
Net tangible book value before this offering	$(67,559)	$(67,559)	$(67,559)	$(67,559)
Net proceeds from this offering and sale of the private placement warrant packages, net of expenses(9)	75,500,000	75,500,000	75,500,000	75,500,000
Plus: Offering costs accrued in advance, excluded from tangible book value	26,250	26,250	26,250	26,250
Less: Proceeds held in trust subject to redemption (10)	(18,750,000)	(37,500,000)	(56,250,000)	(70,458,690)
	$56,708,691	$37,958,691	$19,208,691	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000
Less: Ordinary shares forfeited if over-allotment is not exercised	(375,000)	(375,000)	(375,000)	(375,000)
Ordinary shares included in the public units offered	7,500,000	7,500,000	7,500,000	7,500,000
Ordinary shares underlying the rights to be included in the public units	1,071,429	1,071,429	1,071,429	1,071,429
Ordinary shares underlying the rights to be included in the private placement warrant packages	214,286	214,286	214,286	214,286
Representative shares	300,000	300,000	300,000	300,000
Less: Shares subject to redemption	(1,875,000)	(3,750,000)	(5,625,000)	(7,045,869)
	9,710,715	7,835,715	5,960,715	4,539,846
As of June 30, 2026
With Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions (5)	Scenario B 50% of maximum redemptions (6)	Scenario C 75% of maximum redemptions (7)	Scenario D maximum redemptions (8)
Offering price of $8.75 included in the units (adjusted to include the value of the rights)	8.75	8.75	8.75	8.75
Pro forma net tangible book value per share, as adjusted*	5.85	4.85	3.22	0.97
Dilution to public shareholders	2.90	3.90	5.53	7.78
*	The pro forma net tangible book value per share after the offering is calculated as follows:
Numerator:
Net tangible book value before this offering	$(67,559)	$(67,559)	$(67,559)	$(67,559)
Net proceeds from this offering and sale of the private placement warrant packages, net of expenses(9)	86,750,000	86,750,000	86,750,000	86,750,000
Plus: Offering costs accrued in advance, excluded from tangible book value	26,250	26,250	26,250	26,250
Less: Proceeds held in trust subject to redemption (10)	(21,562,500)	(43,125,000)	(64,687,500)	(81,708,690)
	$65,146,191	$43,583,691	$22,021,191	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000
Ordinary shares included in the public units offered	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares underlying the rights to be included in the public units	1,232,143	1,232,143	1,232,143	1,232,143
Ordinary shares underlying the rights to be included in the private placement warrant packages	222,321	222,321	222,321	222,321
Representative shares	345,000	345,000	345,000	345,000
Less: Shares subject to redemption	(2,156,250)	(4,312,500)	(6,468,750)	(8,170,869)
	11,143,214	8,986,964	6,830,714	5,128,595
(1)	The numbers set forth in this column assume that 1,875,000 public shares, or 25%, of 7,500,000 public shares are redeemed.
(2)	The numbers set forth in this column assume that 3,750,000 public shares, or 50%, of 7,500,000 public shares are redeemed.
(3)	The numbers set forth in this column assume that 5,625,000 public shares, or 75%, of 7,500,000 public shares are redeemed.
(4)	The numbers set forth in this column assume that 7,045,869 public shares are redeemed, which is the maximum redemption that would permit us to maintain net tangible assets of $5,000,001.
(5)	The numbers set forth in this column assume that 2,156,250 public shares, or 25%, of 8,625,000 public shares are redeemed.
(6)	The numbers set forth in this column assume that 4,312,500 public shares, or 50%, of 8,625,000 public shares are redeemed.
(7)	The numbers set forth in this column assume that 6,468,750 public shares, or 75%, of 8,625,000 public shares are redeemed.
(8)	The numbers set forth in this column assume that 8,170,869 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
(9)	Expenses applied against gross proceeds include offering expenses of $1,000,000 (or $1,056,250 if the over-allotment option is exercised). See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.